Related Party Transactions: Employment Agreement (Details) (William B. Nesbitt, USD $)	12 Months Ended
Dec. 31, 2012
William B. Nesbitt
Employment Agreement, Date of Agreement	Nov. 01, 2011
Employment Agreement, Term (months)	12
Employment Agreement, Base Salary, 1st 6 mos,	$ 10,000
Employment Agreement, Base Salary, after 6 mos,	$ 20,833
Employment Agreement, Stock Options Granted	1,500,000